SEGMENT REPORTING (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING

	For the six months ended June 30, 2025
	Skincare Products & Service	Technical Service	Total
Revenues	$2,477,852	$-	$2,477,852
Cost of goods sold	2,160,129	-	2,160,129
Gross profit	317,723		317,723
Depreciation and amortization	733,693	-	733,693
Capital expenditures	-	-	-
Loss from operations	(1,375,342)	-	(1,375,342)
Income tax benefits	499	-	499
Segment (loss) profit	(1,361,018)	-	(1,361,018)
Segment assets	$58,153,803	$1,993,533	$60,147,336

	For the six months ended June 30, 2024
	Clean Food Platform	Technical Service	Total
Revenues	$86,159	$-	$86,159
Cost of goods sold	42,089	-	42,089
Gross profit	44,070		44,070
Depreciation and amortization	43,122	-	43,122
Capital expenditures	-	-	-
Loss from operations	(715,437)	(13,056)	(728,493)
Income tax benefits	-	371,568	371,568
Segment (loss) profit	(704,124)	358,513	(345,611)
Segment assets	$17,783,610	$2,271,195	$20,054,805